Related and Interested Parties (Benefits to Key Management Personnel including Directors) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related party transactions [abstract]
Short-term benefits	$ 9	$ 14
Post-employment benefits	1	1
Share-based payments	7	12
Total	17	27
To interested parties employed by the Company	5	7
To interested parties not employed by the Company	$ 1	$ 1